Average Annual Total Returns - FidelityMagellanK6Fund-PRO - FidelityMagellanK6Fund-PRO - Fidelity Magellan K6 Fund	May 28, 2022
Fidelity Magellan K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	27.46%
Since Inception	26.72%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Since Inception	23.68%	[1]

[1]	A From June 13, 2019